Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement Adjustments and Reclassifications Adjustments on Consolidated Balance Sheet (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 335,273	$ 1,123,956	$ 3,878,677	$ 11,608,855
Restricted cash	266,944	5,166	8,251	10,905
Short-term investments	9,613,328	9,894,575	6,653,668	1,806,449
Accounts receivables, net	306,567	424,945	486,594	942,735
Inventories	96,920	135,609	175,287	391,072
Prepaid expenses and other current assets	10,041	13,048	18,370	150,227
Income tax receivable	4,011	0	83,838	27,512
Total current assets	10,644,515	11,597,299	11,304,685	14,937,755
Property, plant and equipment	880,968	951,978	989,729	855,035
Prepaid land lease payments	61,525	65,540	69,815	39,730
Intangible assets - net	122,579	8,520	9,699	1,480
Long-term investments	491,349	879,842	1,426,079	655,835
Prepayments for acquisition of equipment	1,340	4,173	122,609	124,313
Deferred tax assets	37,373	38,232	30,134	27,559
Right-of-use assets	16,024	45,525	58,586	115,376
Other non-current assets	20,488	20,911	19,206	1,611
Total non-current assets	1,692,766	2,014,721	2,725,857	1,820,939
Total assets	12,337,281	13,612,020	14,030,542	16,758,694
Current liabilities
Short-term bank loans and current portion of long-term bank loans	211,919	76,089	293	3,099
Loan from a non-controlling shareholder	0	0	4,358	1,582
Accounts payable and accrued liabilities	802,996	989,245	924,654	1,029,694
Income tax payable	207,718	192,658	161,551	1,392,501
Deferred revenue	12,211	27,049	25,543	79,718	$ 363,787
Deferred government grants	1,728	1,586	15,120	1,590
Dividend payable	212,960	0	118,889	0
Lease liability	2,366	6,085	5,993	10,385
Total current liabilities	1,451,898	1,292,712	1,256,401	2,518,569
Deferred government grants	4,843	5,865	4,477	15,839
Long-term bank loans	163,840	177,817	11,513	12,668
Deferred tax liability	410,049	453,919	462,099	540,733
Loan from a non-controlling shareholder				4,708
Lease liability	13,198	38,992	52,516	112,465
Other non-current liabilities	23	40	35	319
Deferred revenue	0	200	206	223
Total long-term liabilities	591,953	676,833	530,846	686,955
Total liabilities	2,043,851	1,969,545	1,787,247	3,205,524
Commitments and Contingencies
EQUITY
Preferred stock		0	0	0
Common stock	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable	0	0	0	(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Statutory surplus reserves	1,581,467	1,539,584	1,538,013	1,514,297
Retained earnings	6,838,357	6,789,335	6,804,397	6,813,646
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Non-controlling interests	2,031,172	3,326,734	3,752,587	4,558,162
Total equity	10,293,430	11,642,475	12,243,295	13,553,170	$ 1,131,267
Total liabilities and equity	$ 12,337,281	13,612,020	14,030,542	16,758,694
Previously Reported
Current assets
Cash and cash equivalents		1,270,131	4,278,124	11,608,855
Restricted cash		5,166	8,253	10,905
Short-term investments		9,953,042	7,034,569	1,806,449
Accounts receivables, net		440,019	537,118	952,402
Inventories		139,874	180,719	375,511
Prepaid expenses and other current assets		11,621	15,242	160,987
Income tax receivable		10,703	72,371	0
Total current assets		11,830,556	12,126,396	14,915,109
Property, plant and equipment		979,617	993,781	903,298
Prepaid land lease payments		65,540	69,815	39,730
Intangible assets - net		8,520	9,699	1,480
Long-term investments		684,285	661,440	655,835
Prepayments for acquisition of equipment		6,772	120,912	65,290
Deferred tax assets		29,790	71,118	52,031
Right-of-use assets		45,525	58,586	115,376
Other non-current assets		7,369	2,821	25
Total non-current assets		1,827,418	1,988,172	1,833,065
Total assets		13,657,974	14,114,568	16,748,174
Current liabilities
Short-term bank loans and current portion of long-term bank loans		76,089	293	3,099
Loan from a non-controlling shareholder			4,358	1,582
Accounts payable and accrued liabilities		973,949	905,923	1,020,651
Income tax payable		41,258	0	1,267,504
Deferred revenue		20,127	17,955	79,941
Deferred government grants		1,586	15,120	12,559
Dividend payable		29,089	141,993	17,125
Lease liability		5,806	5,993	10,385
Total current liabilities		1,147,904	1,091,635	2,412,846
Deferred government grants		5,865	4,477	4,870
Long-term bank loans		177,817	11,513	12,668
Deferred tax liability		263,711	241,526	324,164
Loan from a non-controlling shareholder				4,708
Lease liability		39,271	52,516	112,465
Other non-current liabilities		439	240	444
Deferred revenue		200	0
Total long-term liabilities		487,303	310,272	459,319
Total liabilities		1,635,207	1,401,907	2,872,165
Commitments and Contingencies
EQUITY
Preferred stock		15	15	15
Common stock		100	100	100
Additional paid-in capital		541,258	540,582	547,691
Subscriptions receivable				(7,109)
Accumulated other comprehensive (loss) income		(490,055)	(383,276)	130,622
Statutory surplus reserves		1,539,584	1,538,013	1,514,297
Retained earnings		7,118,516	7,225,987	7,141,819
Total Sinovac shareholders' equity		8,709,418	8,921,421	9,327,435
Non-controlling interests		3,313,349	3,791,240	4,548,574
Total equity		12,022,767	12,712,661	13,876,009
Total liabilities and equity		13,657,974	14,114,568	16,748,174
Restatement Adjustments and Reclassifications
Current assets
Cash and cash equivalents		(146,175)	(399,447)	0
Restricted cash		0	(2)	0
Short-term investments		(58,467)	(380,901)	0
Accounts receivables, net		(15,074)	(50,524)	(9,667)
Inventories		(4,265)	(5,432)	15,561
Prepaid expenses and other current assets		1,427	3,128	(10,760)
Income tax receivable		(10,703)	11,467	27,512
Total current assets		(233,257)	(821,711)	22,646
Property, plant and equipment		(27,639)	(4,052)	(48,263)
Prepaid land lease payments		0	0	0
Intangible assets - net		0	0	0
Long-term investments		195,557	764,639	0
Prepayments for acquisition of equipment		(2,599)	1,697	59,023
Deferred tax assets		8,442	(40,984)	(24,472)
Right-of-use assets		0	0	0
Other non-current assets		13,542	16,385	1,586
Total non-current assets		187,303	737,685	(12,126)
Total assets		(45,954)	(84,026)	10,520
Current liabilities
Short-term bank loans and current portion of long-term bank loans		0	0	0
Loan from a non-controlling shareholder			0	0
Accounts payable and accrued liabilities		15,296	18,731	9,043
Income tax payable		151,400	161,551	124,997
Deferred revenue		6,922	7,588	(223)
Deferred government grants		0	0	(10,969)
Dividend payable		(29,089)	(23,104)	(17,125)
Lease liability		279	0	0
Total current liabilities		144,808	164,766	105,723
Deferred government grants		0	0	10,969
Long-term bank loans		0	0	0
Deferred tax liability		190,208	220,573	216,569
Loan from a non-controlling shareholder				0
Lease liability		(279)	0	0
Other non-current liabilities		(399)	(205)	(125)
Deferred revenue		0	206	223
Total long-term liabilities		189,530	220,574	227,636
Total liabilities		334,338	385,340	333,359
Commitments and Contingencies
EQUITY
Preferred stock		(15)	(15)	(15)
Common stock		(28)	(28)	(28)
Additional paid-in capital		8,910	8,910	(3,090)
Subscriptions receivable				0
Accumulated other comprehensive (loss) income		(73,363)	(17,990)	(1,121)
Statutory surplus reserves		0	0	0
Retained earnings		(329,181)	(421,590)	(328,173)
Total Sinovac shareholders' equity		(393,677)	(430,713)	(332,427)
Non-controlling interests		13,385	(38,653)	9,588
Total equity		(380,292)	(469,366)	(322,839)
Total liabilities and equity		$ (45,954)	$ (84,026)	$ 10,520